Schedule of Investments (unaudited) October 31, 2019	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.0%
AMP Ltd.	73,875	$93,395
APA Group	11,625	93,305
Aristocrat Leisure Ltd.	7,500	163,385
ASX Ltd.	1,500	85,072
Australia & New Zealand Banking Group Ltd.	33,375	614,852
Bank of Queensland Ltd.	13,575	84,640
Bendigo & Adelaide Bank Ltd.	9,525	69,888
Brambles Ltd.	21,600	178,129
Cochlear Ltd.	450	65,583
Commonwealth Bank of Australia	19,587	1,061,475
Computershare Ltd.	10,050	109,675
Crown Resorts Ltd.	8,100	69,533
CSL Ltd.	4,650	820,222
Dexus	13,800	113,805
Fortescue Metals Group Ltd.	44,100	270,710
Goodman Group	26,625	263,960
GPT Group (The)	20,840	85,428
Harvey Norman Holdings Ltd.	600	1,691
Insurance Australia Group Ltd.	39,225	214,571
James Hardie Industries PLC	6,150	105,418
Macquarie Group Ltd.	4,725	435,948
Medibank Pvt Ltd.	33,150	77,195
Mirvac Group	83,550	184,773
National Australia Bank Ltd.	35,852	706,674
Newcrest Mining Ltd.	8,625	185,991
QBE Insurance Group Ltd.	15,375	133,467
Ramsay Health Care Ltd.	1,125	53,084
Scentre Group	51,975	137,145
Seek Ltd.	4,500	70,314
Sonic Healthcare Ltd.	7,575	148,945
Stockland	55,553	187,156
Suncorp Group Ltd.	25,929	240,268
Sydney Airport	33,825	204,607
Tabcorp Holdings Ltd.	34,793	115,059
Telstra Corp. Ltd.	58,200	139,938
Transurban Group	24,225	247,677
Treasury Wine Estates Ltd.	11,550	139,811
Wesfarmers Ltd.	7,050	193,118
Westpac Banking Corp.	36,693	713,139
Woolworths Group Ltd.	8,700	223,691
Worley Ltd.	19,275	181,398

		9,284,135

Austria — 0.0%
Erste Group Bank AG	3,375	119,248
Raiffeisen Bank International AG	3,811	93,751

		212,999

Belgium — 0.2%
Anheuser-Busch InBev SA/NV	7,200	578,675
Umicore SA	3,450	142,297

		720,972

Brazil — 0.6%
Ambev SA	67,501	292,240
B3 SA — Brasil, Bolsa, Balcao	30,000	361,548
Banco Bradesco SA	15,010	122,828
Banco do Brasil SA	15,000	179,915
BB Seguridade Participacoes SA	15,000	126,931
CCR SA	37,500	153,572
Cielo SA	30,036	56,564

Security	Shares	Value

Brazil (continued)
Cogna Educacao	23,000	$55,403
Embraer SA	7,500	32,751
Localiza Rent a Car SA	15,000	161,344
Lojas Renner SA	15,050	190,262
Suzano SA	15,000	121,961
Ultrapar Participacoes SA	45,002	211,535
Vale SA(a)	60,001	705,472

		2,772,326

Canada — 3.3%
Agnico Eagle Mines Ltd.	6,900	424,967
Alimentation Couche-Tard Inc., Class B	12,150	365,142
Aurora Cannabis Inc.(a)(b)	8,775	31,512
Bank of Montreal	6,075	450,651
Bank of Nova Scotia (The)	14,025	806,063
Barrick Gold Corp.	16,575	288,535
Bausch Health Companies Inc.(a)	1,950	48,574
BCE Inc.	4,650	221,046
BlackBerry Ltd.(a)(b)	10,050	52,913
Brookfield Asset Management Inc., Class A	9,525	527,794
Cameco Corp.	14,550	130,185
Canadian Imperial Bank of Commerce	5,025	429,382
Canadian National Railway Co.	6,600	591,532
Canadian Pacific Railway Ltd.	975	222,180
Canadian Tire Corp. Ltd., Class A, NVS	900	97,228
Canopy Growth Corp.(a)(b)	2,325	46,576
CCL Industries Inc., Class B, NVS	4,425	182,508
CGI Inc.(a)	2,025	157,735
Constellation Software Inc./Canada	300	296,914
Dollarama Inc.	5,175	174,462
Enbridge Inc.	18,909	690,124
Fairfax Financial Holdings Ltd.	450	191,045
First Quantum Minerals Ltd.	31,425	266,109
Franco-Nevada Corp.	4,575	444,847
George Weston Ltd.	3,300	264,758
Hydro One Ltd.(c)	27,600	514,265
Intact Financial Corp.	1,125	116,322
Loblaw Companies Ltd.	2,325	124,250
Lundin Mining Corp.	58,950	298,260
Manulife Financial Corp.	16,725	312,142
Metro Inc.	4,575	193,881
National Bank of Canada	1,575	81,509
Nutrien Ltd.	5,175	248,090
Pembina Pipeline Corp.	27,075	955,200
PrairieSky Royalty Ltd.	43,875	429,286
Restaurant Brands International Inc.	3,750	245,853
RioCan REIT	6,450	129,702
Rogers Communications Inc., Class B, NVS	4,200	198,153
Royal Bank of Canada	14,400	1,163,964
Shaw Communications Inc., Class B, NVS	4,500	92,030
Shopify Inc., Class A(a)	900	282,801
SNC-Lavalin Group Inc.	9,225	167,115
Stars Group Inc. (The)(a)(b)	6,075	132,468
Sun Life Financial Inc.	4,425	198,937
TELUS Corp.	2,250	80,201
Thomson Reuters Corp.	4,200	282,833
Toronto-Dominion Bank (The)	18,331	1,048,940
Wheaton Precious Metals Corp.	18,450	518,259
WSP Global Inc.	2,250	140,682

		15,357,925

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chile — 0.0%
Aguas Andinas SA, Class A	281,550	$129,183
SACI Falabella	12,492	63,638

		192,821

China — 3.8%
Agricultural Bank of China Ltd., Class H	600,000	247,266
Alibaba Group Holding Ltd., ADR(a)	14,850	2,623,550
Baidu Inc., ADR(a)	2,625	267,356
Bank of Beijing Co. Ltd., Class A	167,397	131,643
Bank of China Ltd., Class A	60,000	31,513
Bank of China Ltd., Class H	1,050,000	430,037
Bank of Communications Co. Ltd., Class A	52,500	41,808
Bank of Communications Co. Ltd., Class H	225,000	153,872
Bank of Jiangsu Co. Ltd., Class A	30,095	30,203
Bank of Nanjing Co. Ltd., Class A	30,000	36,751
CGN Power Co. Ltd., Class H(c)(d)	975,000	253,773
China Cinda Asset Management Co. Ltd., Class H	300,000	62,391
China CITIC Bank Corp. Ltd., Class H	150,000	87,079
China Conch Venture Holdings Ltd.	37,500	146,886
China Construction Bank Corp., Class H	1,131,000	910,549
China Everbright Bank Co. Ltd., Class A	210,000	129,375
China Gas Holdings Ltd.	30,000	128,035
China Life Insurance Co. Ltd., Class H	150,000	390,421
China Merchants Bank Co. Ltd., Class A	22,500	113,384
China Merchants Bank Co. Ltd., Class H	37,500	179,421
China Minsheng Banking Corp. Ltd., Class A	75,000	65,475
China Mobile Ltd.	75,000	610,511
China Molybdenum Co. Ltd., Class H	225,000	71,194
China National Nuclear Power Co. Ltd., Class A	90,000	64,645
China Oilfield Services Ltd., Class H	148,000	206,581
China Pacific Insurance Group Co. Ltd., Class A	15,000	73,481
China Resources Gas Group Ltd.	150,000	905,240
China Tower Corp. Ltd., Class H(c)	450,000	99,328
China Unicom Hong Kong Ltd.	150,000	148,704
China Vanke Co. Ltd., Class A	7,500	28,245
China Vanke Co. Ltd., Class H	23,200	84,806
China Yangtze Power Co. Ltd., Class A	60,000	152,115
Chongqing Rural Commercial Bank Co. Ltd., Class H	150,000	80,189
Country Garden Holdings Co. Ltd.	75,000	104,495
ENN Energy Holdings Ltd.	22,500	257,792
Fosun International Ltd.	37,500	49,185
GDS Holdings Ltd., ADR(a)(b)	1,650	68,772
Geely Automobile Holdings Ltd.	150,000	285,160
Great Wall Motor Co. Ltd., Class H	81,000	65,935
Guotai Junan Securities Co. Ltd., Class A	15,000	36,325
Huaneng Renewables Corp. Ltd., Class H	600,000	229,659
Industrial & Commercial Bank of China Ltd., Class H	825,000	593,669
Industrial Bank Co. Ltd., Class A	62,398	165,812
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	15,000	61,749
JD.com Inc., ADR(a)	8,625	268,669
Jiangsu Expressway Co. Ltd., Class H	150,000	199,421
NetEase Inc., ADR	750	214,395
New Oriental Education & Technology Group Inc., ADR(a)	2,025	247,172
Offshore Oil Engineering Co. Ltd., Class A	22,500	19,259
People’s Insurance Co. Group of China Ltd. (The), Class H	225,000	95,022
PICC Property & Casualty Co. Ltd., Class H	150,000	190,426
Ping An Insurance Group Co. of China Ltd., Class H	75,000	868,399
Postal Savings Bank of China Co. Ltd., Class H(c)	150,000	96,266
Sany Heavy Industry Co. Ltd., Class A	30,000	57,363
Shanghai International Airport Co. Ltd., Class A	7,500	81,179
Shanghai International Port Group Co. Ltd., Class A	45,199	37,277

Security	Shares	Value

China (continued)
Shanghai Pudong Development Bank Co. Ltd., Class A	60,000	$106,549
Shenzhen International Holdings Ltd.	37,500	76,362
Shenzhou International Group Holdings Ltd.	30,000	415,683
Sihuan Pharmaceutical Holdings Group Ltd.	75,000	9,856
Sino Biopharmaceutical Ltd.	75,000	112,150
Sunny Optical Technology Group Co. Ltd.	7,500	121,337
TAL Education Group, ADR(a)	4,275	183,013
Tencent Holdings Ltd.	60,000	2,455,823
Towngas China Co. Ltd.	150,000	115,787
Trip.com Group Ltd.(a)	5,475	180,620
Vipshop Holdings Ltd., ADR(a)	6,900	79,626
Want Want China Holdings Ltd.	75,000	63,348
Wuliangye Yibin Co. Ltd., Class A	7,500	140,617
Yum China Holdings Inc.	4,302	182,835
YY Inc., ADR(a)	600	34,104
Zhejiang Expressway Co. Ltd., Class H	150,000	123,059

		17,679,997

Colombia — 0.1%
Ecopetrol SA	234,675	211,167
Grupo de Inversiones Suramericana SA	3,450	34,925
Interconexion Electrica SA ESP	62,400	360,168

		606,260

Denmark — 0.5%
Carlsberg A/S, Class B	810	114,007
Chr Hansen Holding A/S	1,875	143,994
Coloplast A/S, Class B	825	99,459
Danske Bank A/S	9,300	132,758
Genmab A/S(a)	600	130,832
ISS A/S	1,950	51,054
Novo Nordisk A/S, Class B	17,925	979,428
Novozymes A/S, Class B	6,267	295,211
Orsted A/S(c)	1,200	105,311
Pandora A/S	1,500	73,795
Vestas Wind Systems A/S	2,325	189,872

		2,315,721

Finland — 0.3%
Elisa OYJ	3,150	172,095
Kone OYJ, Class B	5,700	362,729
Neste OYJ	9,675	349,291
Nokia OYJ	45,525	167,277
Nokian Renkaat OYJ	2,475	70,688
Nordea Bank Abp	16,575	121,513
Nordea Bank Abp, New	444	3,248
Orion OYJ, Class B	1,425	63,179
Sampo OYJ, Class A	4,275	175,228
Wartsila OYJ Abp	6,675	70,463

		1,555,711

France — 3.5%
Aeroports de Paris	450	85,548
Airbus SE	6,675	956,340
Alstom SA	2,850	123,210
Amundi SA(c)	1,500	107,102
Atos SE	2,250	174,259
AXA SA	24,825	655,980
BioMerieux	450	36,825
BNP Paribas SA	9,525	497,430
Bollore SA	37,050	160,379
Bureau Veritas SA	4,950	126,409
Capgemini SE	2,175	244,959

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Carrefour SA	3,375	$57,440
CNP Assurances	4,050	80,337
Credit Agricole SA	9,225	120,261
Danone SA	7,050	584,866
Dassault Aviation SA	75	104,174
Dassault Systemes SE	1,725	261,828
Edenred	4,425	233,015
Eiffage SA	375	40,297
EssilorLuxottica SA	3,560	543,331
Eurazeo SE	2,756	192,171
Gecina SA	665	114,105
Getlink SE	9,825	164,529
Hermes International	450	323,818
ICADE	1,050	102,852
Iliad SA	675	69,884
Ingenico Group SA	1,050	112,153
Kering SA	900	512,284
Klepierre SA	3,975	148,075
Legrand SA	3,825	298,630
L’Oreal SA	3,600	1,051,478
LVMH Moet Hennessy Louis Vuitton SE	2,175	928,152
Orange SA	16,875	271,856
Pernod Ricard SA	2,775	512,376
Peugeot SA	10,200	258,318
Publicis Groupe SA	1,650	70,964
Remy Cointreau SA	675	90,292
Renault SA	3,300	168,472
Safran SA	4,200	664,671
Sanofi	11,625	1,071,535
Sartorius Stedim Biotech	300	44,916
Schneider Electric SE	8,700	808,135
SCOR SE	1,725	72,708
SES SA	3,900	75,578
Societe BIC SA	675	46,878
Societe Generale SA	7,500	212,950
Sodexo SA(b)	1,725	189,755
STMicroelectronics NV	8,175	185,510
Teleperformance	450	102,015
Thales SA	1,425	139,330
Ubisoft Entertainment SA(a)	1,275	75,305
Unibail-Rodamco-Westfield	2,294	354,847
Vinci SA	7,425	833,341
Vivendi SA	15,825	440,673
Worldline SA/France(a)(c)	1,275	77,453

		15,979,999

Germany — 2.4%
1&1 Drillisch AG(b)	1,350	36,117
adidas AG	1,800	555,962
Allianz SE, Registered	4,275	1,044,500
Aroundtown SA	4,575	38,618
BASF SE	5,850	445,307
Bayer AG, Registered	8,250	640,422
Bayerische Motoren Werke AG	5,475	419,693
Beiersdorf AG	1,125	133,230
Continental AG	1,125	150,462
Daimler AG, Registered	13,350	780,591
Delivery Hero SE(a)(c)	3,075	144,189
Deutsche Bank AG, Registered	23,025	166,817
Deutsche Boerse AG	1,500	232,529
Deutsche Post AG, Registered	5,025	177,995

Security	Shares	Value

Germany (continued)
Deutsche Telekom AG, Registered	24,825	$436,711
Deutsche Wohnen SE	3,900	146,717
Fraport AG Frankfurt Airport Services Worldwide	1,350	112,869
Fresenius Medical Care AG & Co. KGaA	2,925	211,721
Fresenius SE & Co. KGaA	4,725	248,417
GEA Group AG	2,550	77,979
Infineon Technologies AG	16,050	311,174
KION Group AG	750	49,853
Merck KGaA	1,125	134,171
MTU Aero Engines AG	675	180,284
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	1,725	479,200
Puma SE	1,230	92,558
SAP SE	10,575	1,401,603
Siemens AG, Registered	8,250	951,522
Siemens Healthineers AG(c)	1,875	79,689
Symrise AG	3,525	339,311
Telefonica Deutschland Holding AG	12,975	41,183
United Internet AG, Registered(e)	2,025	61,021
Vonovia SE	5,175	275,453
Wirecard AG(b)	1,425	180,522
Zalando SE(a)(c)	2,550	110,525

		10,888,915

Hong Kong — 1.1%
AIA Group Ltd.	135,000	1,351,257
BOC Hong Kong Holdings Ltd.	37,500	129,183
CK Asset Holdings Ltd.	37,500	261,716
Hang Lung Properties Ltd.	75,000	165,163
Hang Seng Bank Ltd.	7,500	156,742
Hong Kong & China Gas Co. Ltd.	248,559	482,676
Hong Kong Exchanges & Clearing Ltd.	9,000	281,333
Hongkong Land Holdings Ltd.	22,500	123,750
Jardine Strategic Holdings Ltd.	7,500	242,475
Link REIT	37,500	408,841
Melco Resorts & Entertainment Ltd., ADR	6,450	138,933
MTR Corp. Ltd.	37,500	215,306
Power Assets Holdings Ltd.	75,000	535,393
Sun Hung Kai Properties Ltd.	37,500	568,885
Swire Properties Ltd.	30,000	94,543

		5,156,196

Hungary — 0.0%
OTP Bank Nyrt	2,775	128,010

India — 1.0%
Adani Ports & Special Economic Zone Ltd.	25,500	142,296
Asian Paints Ltd.	8,325	212,395
Axis Bank Ltd.	23,424	243,177
Bajaj Auto Ltd.	1,800	82,410
Bharti Airtel Ltd.	20,801	109,755
Bharti Infratel Ltd.	7,575	20,259
Divi’s Laboratories Ltd.	1,275	31,548
Havells India Ltd.	3,975	38,773
HCL Technologies Ltd.	7,800	127,867
Hero MotoCorp Ltd.	1,500	57,188
Hindustan Unilever Ltd.	7,725	236,922
Housing Development Finance Corp. Ltd.	13,725	412,531
ICICI Bank Ltd., ADR, NVS	14,400	187,632
Infosys Ltd.	11,550	111,643
Infosys Ltd., ADR	26,850	257,492
ITC Ltd.	47,025	170,819

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Larsen & Toubro Ltd., GDR(e)	8,250	$174,075
Mahindra & Mahindra Ltd., GDR	8,331	71,230
Maruti Suzuki India Ltd.	1,050	111,906
Nestle India Ltd.	738	155,521
Petronet LNG Ltd.	106,425	429,729
REC Ltd.	22,650	44,643
Reliance Industries Ltd.	27,675	571,361
State Bank of India, GDR(a)(e)	2,105	91,147
Sun Pharmaceutical Industries Ltd.	7,875	48,119
Tata Consultancy Services Ltd.	11,346	363,061
Tata Motors Ltd.(a)	47,178	118,197
Tech Mahindra Ltd.	6,675	69,546
Titan Co. Ltd.	4,575	85,864
Wipro Ltd., ADR	15,597	62,076
Yes Bank Ltd.	25,350	25,161

		4,864,343

Indonesia — 0.2%
Astra International Tbk PT	255,000	126,256
Bank Central Asia Tbk PT	37,500	84,019
Bank Rakyat Indonesia Persero Tbk PT	495,000	148,461
Charoen Pokphand Indonesia Tbk PT	82,500	37,027
Gudang Garam Tbk PT	15,000	59,949
Hanjaya Mandala Sampoerna Tbk PT	352,500	53,489
Jasa Marga Persero Tbk PT	180,042	69,903
Telekomunikasi Indonesia Persero Tbk PT	720,000	210,814
Unilever Indonesia Tbk PT	37,500	116,812

		906,730

Ireland — 0.2%
Flutter Entertainment PLC	949	98,062
Kerry Group PLC, Class A	1,725	208,615
Linde PLC	4,275	847,946

		1,154,623

Israel — 0.2%
Bank Hapoalim BM	9,928	79,429
Bank Leumi Le-Israel BM	13,286	96,754
Check Point Software Technologies Ltd.(a)	1,500	168,615
Nice Ltd.(a)	1,200	189,763
Teva Pharmaceutical Industries Ltd., ADR(a)	10,500	85,575
Wix.com Ltd.(a)	750	91,553

		711,689

Italy — 0.7%
Assicurazioni Generali SpA	15,000	304,154
Atlantia SpA	10,725	264,913
CNH Industrial NV	13,950	151,711
Davide Campari-Milano SpA	40,500	371,185
Ferrari NV	1,725	276,069
Fiat Chrysler Automobiles NV	8,550	132,857
Intesa Sanpaolo SpA	151,200	378,870
Leonardo SpA	5,457	63,377
Moncler SpA	2,850	109,824
Poste Italiane SpA(c)	16,875	204,833
Recordati SpA	900	37,824
Snam SpA	39,600	203,227
Telecom Italia SpA/Milano, NVS	261,975	151,631
Terna Rete Elettrica Nazionale SpA	42,075	278,078
UniCredit SpA	18,750	237,801

		3,166,354

Japan — 7.4%
Alfresa Holdings Corp.	15,000	337,450

Security	Shares	Value

Japan (continued)
Amada Holdings Co. Ltd.	15,000	$172,471
Astellas Pharma Inc.	23,100	397,126
Canon Inc.	15,000	410,989
Chiba Bank Ltd. (The)	15,000	82,559
Concordia Financial Group Ltd.	30,000	123,769
Dai-ichi Life Holdings Inc.	15,000	247,745
Daiichi Sankyo Co. Ltd.	7,500	495,352
Daiwa House Industry Co. Ltd.	7,500	259,123
Daiwa Securities Group Inc.	22,500	101,922
Denso Corp.	7,500	351,186
Dentsu Inc.	7,500	269,877
East Japan Railway Co.	1,100	100,216
Hitachi Ltd.	7,500	282,295
Honda Motor Co. Ltd.	15,000	408,214
Hoya Corp.	7,500	666,227
Iida Group Holdings Co. Ltd.	15,000	251,422
Isuzu Motors Ltd.	15,000	175,871
ITOCHU Corp.	30,000	630,221
Japan Post Bank Co. Ltd.	22,500	225,198
Japan Post Holdings Co. Ltd.	30,000	276,398
Japan Tobacco Inc.	15,000	340,780
JGC Holdings Corp.	7,500	109,963
Kajima Corp.	15,000	207,576
Kamigumi Co. Ltd.	7,500	170,251
Kansai Paint Co. Ltd.	15,000	364,229
Kao Corp.	7,500	606,632
KDDI Corp.	22,500	624,185
Keikyu Corp.	7,500	150,271
Keisei Electric Railway Co. Ltd.	7,500	308,381
Keyence Corp.	900	572,943
Kirin Holdings Co. Ltd.	7,500	159,914
Koito Manufacturing Co. Ltd.	7,500	396,836
Komatsu Ltd.	7,500	177,536
Kubota Corp.	15,000	240,322
Kyocera Corp.	7,500	495,490
M3 Inc.	7,500	180,658
Marubeni Corp.	120,000	850,062
Mebuki Financial Group Inc.	30,000	76,870
Medipal Holdings Corp.	15,000	344,387
Mitsubishi Corp.	22,500	575,274
Mitsubishi Electric Corp.	30,000	431,941
Mitsubishi Estate Co. Ltd.	15,000	292,424
Mitsubishi Motors Corp.	22,500	103,649
Mitsubishi Tanabe Pharma Corp.	7,500	90,329
Mitsubishi UFJ Financial Group Inc.	135,000	711,558
Mitsubishi UFJ Lease & Finance Co. Ltd.	22,500	139,240
Mitsui & Co. Ltd.	97,500	1,684,300
Mitsui Fudosan Co. Ltd.	7,500	192,937
Mizuho Financial Group Inc.	352,500	550,409
MS&AD Insurance Group Holdings Inc.	7,500	243,444
Murata Manufacturing Co. Ltd.	7,500	406,757
Nexon Co. Ltd.(a)	7,500	87,068
Nippon Paint Holdings Co. Ltd.	7,500	412,793
Nippon Telegraph & Telephone Corp.	7,500	372,971
Nissan Motor Co. Ltd.	22,500	143,485
Nomura Holdings Inc.	67,500	309,262
NTT Data Corp.	15,000	198,696
NTT DOCOMO Inc.	15,000	412,793
Obayashi Corp.	22,500	233,107
Olympus Corp.	15,000	205,356

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Omron Corp.	7,500	$444,013
ORIX Corp.	22,500	355,176
Otsuka Holdings Co. Ltd.	7,500	314,833
Panasonic Corp.	22,500	190,835
Rakuten Inc.	22,500	216,040
Recruit Holdings Co. Ltd.	15,000	501,041
Resona Holdings Inc.	45,000	197,766
Ricoh Co. Ltd.	15,000	134,591
Santen Pharmaceutical Co. Ltd.	7,500	133,551
SBI Holdings Inc./Japan	7,500	164,423
Sega Sammy Holdings Inc.	7,500	106,008
Sekisui House Ltd.	7,500	162,481
Seven & i Holdings Co. Ltd.	7,500	284,446
Seven Bank Ltd.	45,000	131,123
Shimizu Corp.	22,500	211,045
Shin-Etsu Chemical Co. Ltd.	7,500	843,624
Shinsei Bank Ltd.	7,500	118,080
Shiseido Co. Ltd.	7,500	622,173
Shizuoka Bank Ltd. (The)	15,000	115,443
SoftBank Group Corp.	15,000	581,379
Sompo Holdings Inc.	7,500	296,517
Sony Corp.	15,000	919,245
Subaru Corp.	15,000	433,329
Sumitomo Corp.	22,500	366,935
Sumitomo Mitsui Financial Group Inc.	15,000	538,365
Sumitomo Mitsui Trust Holdings Inc.	7,500	275,843
T&D Holdings Inc.	7,500	84,640
Taisei Corp.	7,500	298,321
Takeda Pharmaceutical Co. Ltd.	17,775	645,855
Terumo Corp.	15,000	492,577
Toho Gas Co. Ltd.	7,500	293,118
Tokio Marine Holdings Inc.	7,500	407,104
Toshiba Corp.	7,500	257,042
Toyota Industries Corp.	7,500	455,113
Toyota Motor Corp.	22,500	1,569,724
Toyota Tsusho Corp.	7,500	261,551
Unicharm Corp.	7,500	255,932
Z Holdings Corp.	60,000	185,375

		34,305,367

Malaysia — 0.3%
AMMB Holdings Bhd	75,000	71,617
CIMB Group Holdings Bhd	67,500	84,809
Dialog Group Bhd	277,500	231,112
Genting Bhd	142,500	198,139
Genting Malaysia Bhd	52,500	40,331
IHH Healthcare Bhd	52,500	71,617
Malayan Banking Bhd	52,500	108,053
Maxis Bhd(b)	30,000	38,698
Petronas Dagangan Bhd	22,500	126,864
PPB Group Bhd	54,320	235,298
Public Bank Bhd	22,500	109,309
RHB Bank Bhd	7,500	10,321

		1,326,168

Mexico — 0.3%
America Movil SAB de CV, Series L, NVS	300,001	238,474
Coca-Cola Femsa SAB de CV	15,000	82,706
Fibra Uno Administracion SA de CV	90,000	137,169
Fomento Economico Mexicano SAB de CV	22,500	200,331
Grupo Aeroportuario del Pacifico SAB de CV, Series B	7,500	78,896

Security	Shares	Value

Mexico (continued)
Grupo Aeroportuario del Sureste SAB de CV, Class B	6,000	$98,719
Grupo Financiero Banorte SAB de CV, Class O	37,001	202,645
Grupo Financiero Inbursa SAB de CV, Class O	7,500	9,350
Promotora y Operadora de Infraestructura SAB de CV	6,025	55,919
Wal-Mart de Mexico SAB de CV	82,500	248,421

		1,352,630

Netherlands — 1.1%
Aegon NV	14,100	60,972
AerCap Holdings NV(a)(b)	2,100	121,548
ASML Holding NV	4,650	1,219,127
Heineken NV	2,625	267,848
ING Groep NV	32,325	365,250
Koninklijke Ahold Delhaize NV	5,850	145,705
Koninklijke DSM NV	2,250	266,710
Koninklijke KPN NV	18,900	58,619
Koninklijke Philips NV	12,825	561,884
Koninklijke Vopak NV	2,475	135,825
NXP Semiconductors NV	3,292	374,235
Prosus NV(a)	4,500	310,413
Randstad NV	2,025	112,146
Unilever NV	14,700	868,384
Wolters Kluwer NV	2,700	198,869

		5,067,535

New Zealand — 0.1%
Meridian Energy Ltd.	145,200	428,337

Norway — 0.3%
DNB ASA	18,750	341,254
Gjensidige Forsikring ASA	9,825	183,954
Mowi ASA	13,950	340,651
Orkla ASA	24,796	238,583
Schibsted ASA, Class B	4,875	136,355
Telenor ASA	14,025	262,973

		1,503,770

Peru — 0.1%
Credicorp Ltd.	450	96,318
Southern Copper Corp.	14,625	520,358

		616,676

Philippines — 0.1%
BDO Unibank Inc.	22,500	68,682
International Container Terminal Services Inc.	36,750	85,964
Jollibee Foods Corp.	5,250	24,002
SM Investments Corp.	8,250	167,455
SM Prime Holdings Inc.	150,000	115,282

		461,385

Poland — 0.1%
Bank Polska Kasa Opieki SA	4,500	127,156
CCC SA	225	6,582
CD Projekt SA	1,950	128,858
Powszechna Kasa Oszczednosci Bank Polski SA	11,025	110,163
Powszechny Zaklad Ubezpieczen SA	10,650	103,150
Santander Bank Polska SA	450	36,944

		512,853

Portugal — 0.1%
Galp Energia SGPS SA	15,375	244,947

Qatar — 0.1%
Barwa Real Estate Co.	264,750	247,221
Industries Qatar QSC	20,250	58,110

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Qatar (continued)
Qatar National Bank QPSC	45,750	$239,836

		545,167

Russia — 0.3%
Alrosa PJSC	10	12
Magnit PJSC, GDR(e)	9,108	103,467
Mobile TeleSystems PJSC, ADR	30,525	273,199
Sberbank of Russia PJSC	47,563	174,369
Sberbank of Russia PJSC, ADR	43,353	637,289

		1,188,336

Saudi Arabia — 0.2%
Al Rajhi Bank	11,025	177,562
Almarai Co. JSC	4,125	54,886
National Commercial Bank	8,625	100,042
Riyad Bank	20,775	122,978
Samba Financial Group	13,125	96,942
Saudi Arabian Fertilizer Co.	5,475	114,017
Saudi Telecom Co.	6,675	170,510
Yanbu National Petrochemical Co.	4,200	55,772

		892,709

Singapore — 0.4%
Ascendas REIT	30,000	69,878
City Developments Ltd.	22,500	178,386
DBS Group Holdings Ltd.	15,000	286,564
Genting Singapore Ltd.	157,500	108,784
Oversea-Chinese Banking Corp. Ltd.	41,400	333,402
SATS Ltd.	15,000	55,660
Singapore Technologies Engineering Ltd.	45,000	131,930
Singapore Telecommunications Ltd.	142,500	345,531
United Overseas Bank Ltd.	9,300	183,342
UOL Group Ltd.	22,500	128,954
Yangzijiang Shipbuilding Holdings Ltd.(b)	75,000	52,629

		1,875,060

South Africa — 0.6%
Absa Group Ltd.	12,375	127,237
Capitec Bank Holdings Ltd.	150	13,672
Clicks Group Ltd.	3,900	63,633
FirstRand Ltd.	44,250	191,823
Foschini Group Ltd. (The)	2,475	28,589
Growthpoint Properties Ltd.	86,581	127,082
Kumba Iron Ore Ltd.	5,175	126,418
Liberty Holdings Ltd.	6,975	53,884
MTN Group Ltd.	18,375	114,165
MultiChoice Group Ltd.(a)	4,437	37,123
Naspers Ltd., Class N	4,500	640,976
Nedbank Group Ltd.	6,996	106,439
NEPI Rockcastle PLC	8,625	75,294
Old Mutual Ltd.	47,850	62,419
Redefine Properties Ltd.	170,550	85,368
Reinet Investments SCA	4,650	87,536
RMB Holdings Ltd.	37,800	199,420
Sanlam Ltd.	41,925	221,461
SPAR Group Ltd. (The)	3,600	48,522
Standard Bank Group Ltd.	21,450	247,016
Truworths International Ltd.	8,100	28,806

		2,686,883

South Korea — 1.3%
Amorepacific Corp.	975	160,901
BNK Financial Group Inc.	5,850	34,946
Celltrion Inc.(a)	825	141,820

Security	Shares	Value

South Korea (continued)
Daelim Industrial Co. Ltd.	1,725	$134,922
Daewoo Engineering & Construction Co. Ltd.(a)	25,575	95,732
GS Engineering & Construction Corp.	2,025	53,782
Hana Financial Group Inc.	3,624	104,971
Hanwha Corp.	1,500	30,620
Hanwha Life Insurance Co. Ltd.	4,575	8,769
Hotel Shilla Co. Ltd.	975	64,947
Hyundai Engineering & Construction Co. Ltd.	2,325	85,830
Hyundai Heavy Industries Holdings Co. Ltd.	225	66,043
Hyundai Mobis Co. Ltd.	900	184,108
Hyundai Motor Co.	1,125	117,968
Industrial Bank of Korea	6,675	67,699
KB Financial Group Inc.	3,838	138,385
Kia Motors Corp.	1,800	65,830
Korea Aerospace Industries Ltd.	1,932	63,102
Korea Gas Corp.	2,100	70,936
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	1,732	181,618
KT&G Corp.	2,100	180,498
LG Electronics Inc.	905	52,039
LG Household & Health Care Ltd.	150	162,577
NAVER Corp.	1,316	185,503
NCSoft Corp.	302	133,939
Samsung Biologics Co. Ltd.(a)(c)	300	102,755
Samsung C&T Corp.	675	58,017
Samsung Electronics Co. Ltd.	48,230	2,089,296
Samsung Engineering Co. Ltd.(a)	7,050	107,860
Samsung Fire & Marine Insurance Co. Ltd.	375	69,782
Samsung SDI Co. Ltd.	525	102,658
Samsung SDS Co. Ltd.	825	142,883
Shinhan Financial Group Co. Ltd.	4,729	172,747
SK Holdings Co. Ltd.	825	183,302
SK Hynix Inc.	5,925	417,594
SK Telecom Co. Ltd.	225	45,833
Woongjin Coway Co. Ltd.	1,125	88,766

		6,168,978

Spain — 0.9%
Aena SME SA(c)	2,325	426,694
Amadeus IT Group SA	5,850	432,972
Banco Bilbao Vizcaya Argentaria SA	72,921	384,237
Banco de Sabadell SA	59,700	65,525
Banco Santander SA	157,295	630,698
CaixaBank SA	23,925	68,465
Cellnex Telecom SA(c)	4,072	175,630
Cellnex Telecom SA(a)	3,870	166,917
Enagas SA	2,993	74,095
Ferrovial SA	1,050	30,996
Grifols SA	3,825	123,241
Industria de Diseno Textil SA	15,825	493,462
Mapfre SA	36,825	102,709
Red Electrica Corp. SA	27,600	555,795
Siemens Gamesa Renewable Energy SA	7,950	109,316
Telefonica SA	63,750	488,969

		4,329,721

Sweden — 0.9%
Alfa Laval AB	3,000	69,471
Assa Abloy AB, Class B	14,775	351,191
Atlas Copco AB, Class A	1,481	52,434
Atlas Copco AB, Class B	9,600	298,035
Boliden AB	18,300	493,196

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Epiroc AB, Class A	5,460	$61,546
Hennes & Mauritz AB, Class B	11,925	249,719
Hexagon AB, Class B	3,075	157,320
ICA Gruppen AB	3,075	136,286
Industrivarden AB, Class C	15,600	338,254
Investor AB, Class B	9,975	511,987
Kinnevik AB, Class B	9,000	246,525
Sandvik AB	7,125	125,982
Skandinaviska Enskilda Banken AB, Class A	6,525	62,661
Skanska AB, Class B	5,025	107,183
Svenska Handelsbanken AB, Class A	8,775	88,039
Swedbank AB, Class A	3,150	44,156
Telefonaktiebolaget LM Ericsson, Class B	34,500	302,089
Telia Co. AB	27,750	122,270
Volvo AB, Class B	18,450	276,531

		4,094,875

Switzerland — 2.6%
ABB Ltd., Registered	16,950	355,405
Adecco Group AG, Registered	2,025	120,012
Alcon Inc.(a)	3,825	225,837
Cie. Financiere Richemont SA, Registered	5,250	412,870
Credit Suisse Group AG, Registered	16,408	203,364
EMS-Chemie Holding AG, Registered	300	187,585
Geberit AG, Registered	600	304,393
Givaudan SA, Registered	75	220,193
Kuehne + Nagel International AG, Registered	675	109,006
Lonza Group AG, Registered	600	215,860
Nestle SA, Registered	28,575	3,049,931
Novartis AG, Registered	19,650	1,714,384
Roche Holding AG, NVS	6,675	2,007,743
Schindler Holding AG, Participation Certificates, NVS	450	109,997
SGS SA, Registered	75	195,186
Sika AG, Registered	2,250	386,496
Sonova Holding AG, Registered	2,025	463,795
Swatch Group AG (The), Bearer	525	145,250
Swiss Re AG	2,700	282,655
Swisscom AG, Registered	225	114,923
Temenos AG, Registered	1,125	160,470
UBS Group AG, Registered	33,872	399,564
Vifor Pharma AG	750	117,849
Zurich Insurance Group AG	1,200	468,812

		11,971,580

Taiwan — 1.4%
Cathay Financial Holding Co. Ltd.	225,000	297,876
China Development Financial Holding Corp.	300,000	93,625
China Life Insurance Co. Ltd./Taiwan(a)	90,892	74,946
Chunghwa Telecom Co. Ltd.	75,000	275,948
CTBC Financial Holding Co. Ltd.	300,400	209,211
Delta Electronics Inc.	75,000	330,152
E.Sun Financial Holding Co. Ltd.	236,091	213,673
Fubon Financial Holding Co. Ltd.	150,000	219,527
Hon Hai Precision Industry Co. Ltd.	187,720	497,043
Mega Financial Holding Co. Ltd.	150,000	147,337
Ruentex Development Co. Ltd.	150,000	229,135
Shin Kong Financial Holding Co. Ltd.	389,853	123,204
SinoPac Financial Holdings Co. Ltd.	375,200	154,071
Synnex Technology International Corp.	150,000	179,120
Taishin Financial Holding Co. Ltd.	403,477	187,553
Taiwan Business Bank	236,700	99,919

Security	Shares	Value

Taiwan (continued)
Taiwan Cooperative Financial Holding Co. Ltd.	154,680	$106,455
Taiwan Semiconductor Manufacturing Co. Ltd.	225,000	2,206,353
Tatung Co. Ltd.(a)	75,000	45,088
Uni-President Enterprises Corp.	150,000	370,559
Yuanta Financial Holding Co. Ltd.	375,000	234,679

		6,295,474

Thailand — 0.3%
Airports of Thailand PCL, NVDR	105,000	272,106
Bangkok Bank PCL, Foreign	7,500	43,343
Bangkok Expressway & Metro PCL, NVDR	279,700	100,042
BTS Group Holdings PCL, NVDR	502,500	223,001
CP ALL PCL, NVDR	82,500	213,115
Energy Absolute PCL, NVDR	75,000	101,838
Kasikornbank PCL, Foreign	22,500	103,949
Krung Thai Bank PCL, NVDR	465,000	255,638
Siam Commercial Bank PCL (The), NVDR	37,500	139,096

		1,452,128

Turkey — 0.1%
Akbank T.A.S.(a)	47,907	57,949
TAV Havalimanlari Holding AS	11,475	52,388
Turkiye Garanti Bankasi AS(a)	61,125	98,441
Turkiye Is Bankasi AS, Class C(a)	52,847	53,656

		262,434

United Arab Emirates — 0.1%
Aldar Properties PJSC	129,450	82,827
Emaar Properties PJSC	72,000	83,707
Emirates Telecommunications Group Co. PJSC	40,050	180,579

		347,113

United Kingdom — 4.9%
3i Group PLC	19,650	286,818
Antofagasta PLC	43,800	491,504
Aptiv PLC	3,000	268,650
Ashtead Group PLC	7,125	216,480
AstraZeneca PLC	12,711	1,233,766
Auto Trader Group PLC(c)	12,525	91,118
Aviva PLC	41,925	225,250
BAE Systems PLC	23,325	173,912
Barclays PLC	166,950	362,504
Barratt Developments PLC	16,425	134,155
Berkeley Group Holdings PLC	2,400	136,677
British American Tobacco PLC	23,479	820,916
British Land Co. PLC (The)	23,925	192,131
BT Group PLC	74,925	198,463
Bunzl PLC	4,425	114,977
Burberry Group PLC	6,300	166,631
Capri Holdings Ltd.(a)	2,025	62,917
Coca-Cola European Partners PLC	2,250	120,398
Compass Group PLC	21,075	560,692
Croda International PLC	3,040	189,450
DCC PLC	1,650	154,496
Diageo PLC	18,600	761,644
Direct Line Insurance Group PLC	10,181	35,847
Experian PLC	15,675	492,482
Ferguson PLC	3,150	268,452
Fresnillo PLC	14,700	135,055
GlaxoSmithKline PLC	52,050	1,191,199
GVC Holdings PLC	11,775	135,608
Hargreaves Lansdown PLC	3,300	75,668
HSBC Holdings PLC	202,500	1,527,663

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Imperial Brands PLC	12,675	$277,578
Informa PLC	12,975	130,120
Intertek Group PLC	1,950	135,047
Investec PLC	15,300	86,637
ITV PLC	41,325	71,522
John Wood Group PLC	27,675	121,150
Johnson Matthey PLC	3,975	157,910
Kingfisher PLC	27,000	72,391
Land Securities Group PLC	19,941	242,554
Legal & General Group PLC	53,475	182,471
Lloyds Banking Group PLC	739,650	543,636
London Stock Exchange Group PLC	3,557	320,076
M&G PLC(a)	31,539	87,255
Marks & Spencer Group PLC	25,953	60,953
Meggitt PLC	16,575	133,922
Melrose Industries PLC	63,075	173,930
Merlin Entertainments PLC(c)	19,425	114,243
Micro Focus International PLC	5,102	69,981
National Grid PLC	23,223	270,846
Next PLC	1,575	134,144
Pearson PLC	12,150	107,256
Persimmon PLC	6,375	187,835
Prudential PLC	31,539	550,342
Reckitt Benckiser Group PLC	7,350	567,230
RELX PLC	26,550	638,329
Rio Tinto PLC	15,675	814,177
Rolls-Royce Holdings PLC	18,825	172,709
Royal Dutch Shell PLC, Class B	32,100	921,299
RSA Insurance Group PLC	10,275	69,431
Schroders PLC(b)	1,875	75,092
Segro PLC	18,315	200,072
Sensata Technologies Holding PLC(a)	2,550	130,535
Severn Trent PLC	14,400	420,187
Smith & Nephew PLC	8,325	178,016
Smiths Group PLC	7,575	158,156
St. James’s Place PLC	6,075	81,833
Standard Chartered PLC	37,950	344,242
Standard Life Aberdeen PLC	55,333	217,309
Taylor Wimpey PLC	52,350	112,111
Tesco PLC	100,650	306,327
Unilever PLC	12,000	717,781
United Utilities Group PLC	46,575	524,452
Vodafone Group PLC	293,250	597,278
Weir Group PLC (The)	3,675	64,032
Whitbread PLC	2,925	153,707
WPP PLC	16,350	203,783

		22,725,410

United States — 54.9%
3M Co.	5,850	965,191
Abbott Laboratories	18,225	1,523,792
AbbVie Inc.	14,700	1,169,385
ABIOMED Inc.(a)	600	124,548
Accenture PLC, Class A	6,750	1,251,585
Activision Blizzard Inc.	6,750	378,202
Acuity Brands Inc.	525	65,515
Adobe Inc.(a)	4,950	1,375,753
Advance Auto Parts Inc.	750	121,860
Advanced Micro Devices Inc.(a)	11,625	394,436
Affiliated Managers Group Inc.	375	29,955
Aflac Inc.	9,075	482,427

Security	Shares	Value

United States (continued)
Agilent Technologies Inc.	4,350	$329,512
AGNC Investment Corp.	5,175	88,234
Akamai Technologies Inc.(a)	1,800	155,700
Albemarle Corp.	1,725	104,777
Alexandria Real Estate Equities Inc.	1,350	214,313
Alexion Pharmaceuticals Inc.(a)	2,025	213,435
Align Technology Inc.(a)	825	208,139
Alkermes PLC(a)	3,825	74,702
Alleghany Corp.(a)	225	175,115
Allegion PLC	1,425	165,357
Allergan PLC	3,450	607,579
Alliance Data Systems Corp.	600	60,000
Allstate Corp. (The)	3,600	383,112
Ally Financial Inc.	7,275	222,833
Alphabet Inc., Class A(a)	3,150	3,965,220
Alphabet Inc., Class C, NVS(a)	2,775	3,496,805
Altria Group Inc.	19,050	853,249
Amazon.com Inc.(a)	4,050	7,195,473
AMERCO	375	151,890
American Express Co.	8,250	967,560
American International Group Inc.	11,100	587,856
American Tower Corp.	4,500	981,360
American Water Works Co. Inc.	10,800	1,331,316
Ameriprise Financial Inc.	1,425	215,018
AmerisourceBergen Corp.	1,725	147,281
AMETEK Inc.	2,250	206,213
Amgen Inc.	6,450	1,375,462
Amphenol Corp., Class A	1,425	142,970
Analog Devices Inc.	4,725	503,827
Annaly Capital Management Inc.	16,144	144,973
ANSYS Inc.(a)	1,188	261,538
Anthem Inc.	2,550	686,154
AO Smith Corp.	3,675	182,574
Aon PLC	2,775	536,019
Apple Inc.	45,525	11,324,799
Applied Materials Inc.	10,050	545,313
Arch Capital Group Ltd.(a)	3,300	137,808
Arrow Electronics Inc.(a)	750	59,460
Assurant Inc.	975	122,918
AT&T Inc.	70,275	2,704,885
Athene Holding Ltd., Class A(a)	1,200	52,020
Atmos Energy Corp.	9,825	1,105,116
Autodesk Inc.(a)	2,250	331,560
Automatic Data Processing Inc.	5,100	827,373
AutoZone Inc.(a)	225	257,486
AvalonBay Communities Inc.	1,500	326,490
Avery Dennison Corp.	2,100	268,506
Axalta Coating Systems Ltd.(a)	6,375	187,999
Baker Hughes Co.	28,200	603,480
Ball Corp.	4,200	293,874
Bank of America Corp.	85,275	2,666,549
Bank of New York Mellon Corp. (The)	8,400	392,700
Baxter International Inc.	4,200	322,140
BB&T Corp.	6,750	358,087
Becton Dickinson and Co.	2,550	652,800
Berkshire Hathaway Inc., Class B(a)	11,475	2,439,355
Best Buy Co. Inc.	2,400	172,392
Biogen Inc.(a)	1,875	560,081
BioMarin Pharmaceutical Inc.(a)	1,950	142,760
BlackRock Inc.(f)	1,205	556,348

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Boeing Co. (The)	5,550	$1,886,500
Booking Holdings Inc.(a)	525	1,075,604
BorgWarner Inc.	2,025	84,402
Boston Properties Inc.	1,275	174,930
Boston Scientific Corp.(a)	14,400	600,480
Brighthouse Financial Inc.(a)(b)	2,738	103,387
Bristol-Myers Squibb Co.	15,975	916,486
Broadcom Inc.	4,425	1,295,861
Broadridge Financial Solutions Inc.	1,050	131,481
Brown-Forman Corp., Class B, NVS	3,420	224,078
Burlington Stores Inc.(a)(b)	525	100,889
Cadence Design Systems Inc.(a)	1,650	107,828
Capital One Financial Corp.	5,175	482,569
Cardinal Health Inc.	3,300	163,185
CarMax Inc.(a)(b)	1,725	160,718
Caterpillar Inc.	5,925	816,465
Cboe Global Markets Inc.	522	60,108
CBRE Group Inc., Class A(a)	4,950	265,073
CBS Corp., Class B, NVS	1,950	70,278
CDW Corp./DE	1,125	143,899
Celgene Corp.(a)	6,450	696,793
Centene Corp.(a)	2,925	155,259
CenturyLink Inc.	9,036	116,926
Cerner Corp.	4,125	276,870
CH Robinson Worldwide Inc.	1,275	96,441
Charles Schwab Corp. (The)	8,925	363,337
Charter Communications Inc., Class A(a)	1,500	701,790
Cheniere Energy Inc.(a)	11,550	710,902
Chevron Corp.	2,775	322,288
Chipotle Mexican Grill Inc.(a)	375	291,810
Chubb Ltd.	4,200	640,164
Church & Dwight Co. Inc.	3,000	209,820
Cigna Corp.(a)	3,825	682,609
Cincinnati Financial Corp.	1,200	135,852
Cintas Corp.	1,425	382,855
Cisco Systems Inc.	45,750	2,173,582
CIT Group Inc.	3,000	128,670
Citigroup Inc.	25,350	1,821,651
Citizens Financial Group Inc.	5,550	195,138
Citrix Systems Inc.	1,500	163,290
Clorox Co. (The)	1,050	155,075
CME Group Inc.	3,000	617,250
Coca-Cola Co. (The)	43,575	2,371,787
Cognex Corp.	1,950	100,406
Cognizant Technology Solutions Corp., Class A	5,775	351,928
Colgate-Palmolive Co.	8,700	596,820
Comcast Corp., Class A	44,925	2,013,538
Conagra Brands Inc.	3,975	107,524
Concho Resources Inc.	5,025	339,288
Consolidated Edison Inc.	12,075	1,113,556
Constellation Brands Inc., Class A	1,950	371,143
Cooper Companies Inc. (The)	375	109,125
Copart Inc.(a)	3,225	266,514
Corning Inc.	7,950	235,559
CoStar Group Inc.(a)	750	412,140
Costco Wholesale Corp.	5,325	1,582,111
Coty Inc., Class A	8,850	103,457
Crown Castle International Corp.	4,350	603,736
CSX Corp.	8,775	616,619
Cummins Inc.	1,200	206,976

Security	Shares	Value

United States (continued)
CVS Health Corp.	12,825	$851,452
Danaher Corp.	6,525	899,275
Darden Restaurants Inc.	975	109,463
Deere & Co.	3,000	522,420
Dell Technologies Inc., Class C(a)	2,400	126,936
Dentsply Sirona Inc.	3,075	168,449
DexCom Inc.(a)	825	127,248
Digital Realty Trust Inc.	1,350	171,504
Discover Financial Services	2,850	228,741
Discovery Inc., Class A(a)(b)	4,125	111,189
Dollar General Corp.	2,475	396,841
Dollar Tree Inc.(a)	2,250	248,400
Domino’s Pizza Inc.	525	142,601
Dover Corp.	1,650	171,419
DR Horton Inc.	3,525	184,604
DXC Technology Co.	3,600	99,612
Eaton Corp. PLC	4,275	372,395
eBay Inc.	11,325	399,206
Ecolab Inc.	5,100	979,557
Edison International	6,450	405,705
Edwards Lifesciences Corp.(a)	2,175	518,476
Electronic Arts Inc.(a)	2,925	281,970
Eli Lilly & Co.	9,375	1,068,281
Emerson Electric Co.	7,200	505,080
EOG Resources Inc.	2,550	176,741
Equifax Inc.	1,650	225,572
Equinix Inc.	675	382,576
Equity Residential	4,575	405,619
Essex Property Trust Inc.	525	171,743
Estee Lauder Companies Inc. (The), Class A	2,775	516,899
Everest Re Group Ltd.	375	96,409
Eversource Energy	20,400	1,708,296
Exelon Corp.	375	17,059
Expedia Group Inc.	1,650	225,489
Expeditors International of Washington Inc.	3,375	246,173
Facebook Inc., Class A(a)	23,250	4,455,862
Fastenal Co.	7,350	264,159
Fidelity National Financial Inc.	3,675	168,462
Fidelity National Information Services Inc.	6,520	859,075
Fifth Third Bancorp	6,150	178,842
Fiserv Inc.(a)	6,618	702,435
FleetCor Technologies Inc.(a)	1,125	330,997
FLIR Systems Inc.	2,250	116,010
Flowserve Corp.	3,375	164,835
Fluor Corp.	2,925	47,122
FMC Corp.	3,075	281,363
Ford Motor Co.	33,600	288,624
Fortinet Inc.(a)	1,725	140,691
Fortive Corp.	3,675	253,575
Fortune Brands Home & Security Inc.	2,400	144,120
Fox Corp., Class A, NVS	3,593	115,120
Franklin Resources Inc.	4,275	117,776
Freeport-McMoRan Inc.	12,825	125,942
Garmin Ltd.	1,875	175,781
Gartner Inc.(a)	900	138,672
General Dynamics Corp.	2,775	490,620
General Electric Co.	91,200	910,176
General Mills Inc.	5,400	274,644
General Motors Co.	10,125	376,245
Genuine Parts Co.	1,275	130,790

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Gilead Sciences Inc.	12,600	$802,746
Global Payments Inc.	2,100	355,278
Goldman Sachs Group Inc. (The)	3,525	752,164
GrubHub Inc.(a)(b)	2,100	71,526
H&R Block Inc.	5,175	129,323
Halliburton Co.	21,075	405,694
Harley-Davidson Inc.	2,700	105,057
Hartford Financial Services Group Inc. (The)	2,325	132,711
Hasbro Inc.	1,950	189,755
HCA Healthcare Inc.	1,725	230,357
HD Supply Holdings Inc.(a)	1,950	77,103
Healthpeak Properties Inc.	2,896	108,948
Helmerich & Payne Inc.	6,225	233,438
Henry Schein Inc.(a)	900	56,327
Hershey Co. (The)	1,275	187,259
Hewlett Packard Enterprise Co.	18,225	299,072
Hilton Worldwide Holdings Inc.	1,200	116,352
HollyFrontier Corp.	8,100	445,014
Hologic Inc.(a)	2,475	119,567
Home Depot Inc. (The)	11,625	2,726,992
Honeywell International Inc.	8,325	1,437,977
Host Hotels & Resorts Inc.	10,350	169,637
HP Inc.	18,600	323,082
Humana Inc.	1,425	419,235
Huntington Bancshares Inc./OH	5,475	77,362
IAC/InterActiveCorp.(a)	600	136,350
IDEXX Laboratories Inc.(a)(b)	750	213,758
IHS Markit Ltd.(a)	6,338	443,787
Illinois Tool Works Inc.	3,450	581,601
Illumina Inc.(a)	1,575	465,444
Incyte Corp.(a)	1,950	163,644
Ingersoll-Rand PLC	2,850	361,636
Intel Corp.	45,300	2,560,809
Intercontinental Exchange Inc.	4,425	417,366
International Business Machines Corp.	9,900	1,323,927
International Flavors & Fragrances Inc.	2,025	247,070
Interpublic Group of Companies Inc. (The)	2,775	60,356
Intuit Inc.	2,925	753,187
Intuitive Surgical Inc.(a)	1,275	705,011
Invesco Ltd.	5,175	87,044
IQVIA Holdings Inc.(a)	1,575	227,462
Jack Henry & Associates Inc.	750	106,170
Jacobs Engineering Group Inc.	4,200	393,036
Jazz Pharmaceuticals PLC(a)	300	37,689
JM Smucker Co. (The)	975	103,038
Johnson & Johnson	26,475	3,495,759
Johnson Controls International PLC	9,225	399,719
Jones Lang LaSalle Inc.	825	120,879
JPMorgan Chase & Co.	30,715	3,836,918
Juniper Networks Inc.	2,775	68,876
Kellogg Co.	1,336	84,876
KeyCorp.	6,900	123,993
Keysight Technologies Inc.(a)	1,350	136,229
Kimberly-Clark Corp.	1,350	179,388
Kimco Realty Corp.	9,525	205,359
Kinder Morgan Inc./DE	18,675	373,126
KLA Corp.	1,950	329,628
Kohl’s Corp.	825	42,290
Kraft Heinz Co. (The)	9,450	305,519
Kroger Co. (The)	225	5,544

Security	Shares	Value

United States (continued)
L Brands Inc.	2,175	$37,062
L3Harris Technologies Inc.	2,520	519,901
Laboratory Corp. of America Holdings(a)	825	135,935
Lam Research Corp.	1,500	406,560
Lamb Weston Holdings Inc.	975	76,089
Las Vegas Sands Corp.	5,850	361,764
Leidos Holdings Inc.	1,500	129,345
Lennar Corp., Class A	2,850	169,860
Lennox International Inc.	675	166,968
Liberty Global PLC, Class A(a)	6,075	152,786
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)(b)	2,775	117,938
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	2,850	127,994
Lincoln National Corp.	3,000	169,440
Live Nation Entertainment Inc.(a)	2,224	156,792
LKQ Corp.(a)	3,900	132,561
Lockheed Martin Corp.	2,175	819,279
Loews Corp.	3,750	183,750
Lowe’s Companies Inc.	7,950	887,299
Lululemon Athletica Inc.(a)	1,350	275,765
M&T Bank Corp.	825	129,137
Macerich Co. (The)	2,925	80,438
Macy’s Inc.	2,700	40,932
ManpowerGroup Inc.	1,725	156,837
Marathon Petroleum Corp.	15,300	978,435
Markel Corp.(a)(b)	75	87,825
Marriott International Inc./MD, Class A	1,050	132,878
Marsh & McLennan Companies Inc.	6,375	660,577
Marvell Technology Group Ltd.	10,575	257,924
Masco Corp.	5,325	246,281
Mastercard Inc., Class A	9,038	2,501,809
Maxim Integrated Products Inc.	3,225	189,179
McCormick & Co. Inc./MD, NVS	1,725	277,190
McDonald’s Corp.	8,025	1,578,517
McKesson Corp.	2,250	299,250
Medtronic PLC	13,425	1,461,982
MercadoLibre Inc.(a)	525	273,798
Merck & Co. Inc.	26,850	2,326,821
MetLife Inc.	9,225	431,638
Mettler-Toledo International Inc.(a)	300	211,482
MGM Resorts International	7,050	200,925
Microchip Technology Inc.	2,475	233,368
Micron Technology Inc.(a)	11,400	542,070
Microsoft Corp.	70,650	10,129,090
Middleby Corp. (The)(a)	675	81,641
Molson Coors Brewing Co., Class B	2,400	126,528
Mondelez International Inc., Class A	14,850	778,882
Monster Beverage Corp.(a)	4,875	273,634
Moody’s Corp.	1,650	364,138
Morgan Stanley	11,550	531,877
Motorola Solutions Inc.	1,200	199,584
MSCI Inc.	1,050	246,288
Mylan NV(a)	4,200	80,430
National Oilwell Varco Inc.(b)	14,025	317,246
Nektar Therapeutics(a)	1,725	29,541
NetApp Inc.	3,225	180,213
Netflix Inc.(a)	4,425	1,271,789
Newell Brands Inc.	6,525	123,779
News Corp., Class A, NVS	5,400	74,034
Nielsen Holdings PLC	5,700	114,912

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
NIKE Inc., Class B	14,025	$1,255,939
Norfolk Southern Corp.	2,625	477,750
Northern Trust Corp.	1,275	127,092
Northrop Grumman Corp.	1,650	581,592
NortonLifeLock Inc.	7,575	173,316
NVIDIA Corp.	6,000	1,206,120
Old Dominion Freight Line Inc.	1,275	232,152
Omnicom Group Inc.	1,575	121,574
ONEOK Inc.	26,775	1,869,698
Oracle Corp.	24,150	1,315,933
O’Reilly Automotive Inc.(a)	900	391,959
PACCAR Inc.	3,450	262,407
Palo Alto Networks Inc.(a)	750	170,543
Parker-Hannifin Corp.	1,125	206,426
Paychex Inc.	5,250	439,110
PayPal Holdings Inc.(a)	11,025	1,147,702
People’s United Financial Inc.	3,375	54,574
PepsiCo Inc.	13,425	1,841,507
Pfizer Inc.	56,400	2,164,068
Philip Morris International Inc.	15,375	1,252,140
Phillips 66	10,950	1,279,179
Pioneer Natural Resources Co.	2,475	304,475
PNC Financial Services Group Inc. (The)	4,350	638,145
Polaris Inc.	825	81,386
PPG Industries Inc.	3,825	478,584
Principal Financial Group Inc.	3,450	184,161
Procter & Gamble Co. (The)	25,125	3,128,314
Progressive Corp. (The)	5,550	386,835
Prologis Inc.	6,675	585,798
Prudential Financial Inc.	5,325	485,320
Public Storage	1,650	367,719
PVH Corp.	825	71,907
QUALCOMM Inc.	12,525	1,007,511
Quest Diagnostics Inc.	900	91,125
Qurate Retail Inc., Series A(a)	4,875	46,508
Ralph Lauren Corp.	825	79,250
Raytheon Co.	2,850	604,798
Realty Income Corp.	1,800	147,222
Regeneron Pharmaceuticals Inc.(a)	600	183,768
Regions Financial Corp.	10,800	173,880
ResMed Inc.	1,725	255,162
Robert Half International Inc.	2,325	133,153
Rockwell Automation Inc.	1,050	180,590
Rollins Inc.	3,825	145,771
Roper Technologies Inc.	1,275	429,624
Ross Stores Inc.	3,750	411,262
S&P Global Inc.	2,775	715,922
Sabre Corp.	3,750	88,050
salesforce.com Inc.(a)	7,350	1,150,201
SBA Communications Corp.	1,425	342,926
Schlumberger Ltd.	30,375	992,959
Seagate Technology PLC	2,250	130,568
Sealed Air Corp.	4,500	187,965
SEI Investments Co.	2,475	148,302
Sempra Energy	6,600	953,766
ServiceNow Inc.(a)	1,800	445,068
Sherwin-Williams Co. (The)	1,800	1,030,176
Simon Property Group Inc.	3,525	531,147
Sirius XM Holdings Inc.	18,525	124,488
Skyworks Solutions Inc.	1,650	150,249

Security	Shares	Value

United States (continued)
SL Green Realty Corp.	1,050	$87,780
Snap-on Inc.	750	122,003
Spirit AeroSystems Holdings Inc., Class A	1,425	116,594
Splunk Inc.(a)	1,275	152,949
Square Inc., Class A(a)	3,225	198,112
Stanley Black & Decker Inc.	1,800	272,394
Starbucks Corp.	14,475	1,224,006
State Street Corp.	3,805	251,396
Stryker Corp.	3,150	681,250
SunTrust Banks Inc.	4,500	307,530
SVB Financial Group(a)	525	116,277
Synchrony Financial	6,975	246,706
Sysco Corp.	6,825	545,113
T Rowe Price Group Inc.	3,000	347,400
Take-Two Interactive Software Inc.(a)	1,125	135,394
Tapestry Inc.	3,150	81,459
Target Corp.	4,800	513,168
TD Ameritrade Holding Corp.	1,575	60,449
TE Connectivity Ltd.	4,350	389,325
TechnipFMC PLC	17,475	344,782
Teleflex Inc.	375	130,279
Tesla Inc.(a)(b)	1,350	425,142
Texas Instruments Inc.	10,960	1,293,170
Textron Inc.	2,175	100,246
Thermo Fisher Scientific Inc.	4,200	1,268,316
Tiffany & Co.	1,875	233,456
TJX Companies Inc. (The)	13,050	752,332
T-Mobile U.S. Inc.(a)	1,500	123,990
Tractor Supply Co.	1,575	149,657
TransDigm Group Inc.	525	276,297
TransUnion	2,325	192,092
Travelers Companies Inc. (The)	3,075	403,009
Trimble Inc.(a)	3,225	128,484
TripAdvisor Inc.(a)	2,175	87,870
Twitter Inc.(a)	6,000	179,820
U.S. Bancorp	11,025	628,645
UDR Inc.	5,554	279,089
Ulta Salon Cosmetics & Fragrance Inc.(a)	600	139,890
Under Armour Inc., Class A(a)(b)	4,275	88,279
Union Pacific Corp.	7,800	1,290,588
United Parcel Service Inc., Class B	5,625	647,831
United Rentals Inc.(a)	1,050	140,249
United Technologies Corp.	9,180	1,318,064
UnitedHealth Group Inc.	9,300	2,350,110
Unum Group	1,875	51,638
Vail Resorts Inc.	675	156,850
Valero Energy Corp.	9,675	938,281
Varian Medical Systems Inc.(a)	750	90,608
Veeva Systems Inc., Class A(a)	1,800	255,294
Ventas Inc.	2,025	131,828
VEREIT Inc.	13,800	135,792
VeriSign Inc.(a)	600	114,012
Verisk Analytics Inc.	3,000	434,100
Verizon Communications Inc.	39,225	2,371,936
Vertex Pharmaceuticals Inc.(a)	2,325	454,491
VF Corp.	3,450	283,901
Viacom Inc., Class B, NVS	1,350	29,106
Visa Inc., Class A	17,258	3,086,766
VMware Inc., Class A	1,050	166,184
Voya Financial Inc.	2,850	153,786

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Vulcan Materials Co.	2,025	$289,312
Wabtec Corp.	1,500	104,055
Walgreens Boots Alliance Inc.	9,750	534,105
Walmart Inc.	14,175	1,662,160
Walt Disney Co. (The)	17,530	2,277,498
Waters Corp.(a)	900	190,458
Wayfair Inc., Class A(a)(b)	900	74,007
WellCare Health Plans Inc.(a)	450	133,470
Wells Fargo & Co.	44,025	2,273,011
Welltower Inc.	4,050	367,294
Western Digital Corp.	3,075	158,824
Western Union Co. (The)	5,250	131,565
Weyerhaeuser Co.	10,425	304,514
Willis Towers Watson PLC	1,070	199,983
Workday Inc., Class A(a)(b)	1,050	170,268
WP Carey Inc.	3,150	289,989
WW Grainger Inc.	600	185,304
Wynn Resorts Ltd.	1,575	191,111
Xerox Holdings Corp.(a)	3,750	127,238
Xilinx Inc.	3,300	299,442
XPO Logistics Inc.(a)	900	68,760
Xylem Inc./NY	4,725	362,360
Yum! Brands Inc.	2,100	213,591
Zayo Group Holdings Inc.(a)	4,275	145,949
Zillow Group Inc., Class C, NVS(a)	1,950	63,512
Zimmer Biomet Holdings Inc.	1,800	248,814
Zoetis Inc.	5,175	661,986

		254,038,104

Total Common Stocks — 99.0% (Cost: $401,800,442)		458,349,366

Preferred Stocks

Brazil — 0.3%
Banco Bradesco SA, Preference Shares, NVS	54,071	473,714
Itau Unibanco Holding SA, Preference Shares, NVS	67,554	609,676
Itausa-Investimentos Itau SA, Preference Shares, NVS	52,500	179,298
Telefonica Brasil SA, Preference Shares, NVS	7,500	99,168

		1,361,856

Chile — 0.0%
Sociedad Quimica y Minera de Chile SA, Series B, Preference Shares, NVS	3,075	81,749

Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	10,050	131,247
Grupo Aval Acciones y Valores SA, Preference Shares, NVS	345,675	141,711

Security	Shares	Value

Colombia (continued)
Grupo de Inversiones Suramericana SA, Preference Shares, NVS	17,175	$157,494

		430,452

Germany — 0.2%
Fuchs Petrolub SE, Preference Shares, NVS	1,650	70,467
Henkel AG & Co. KGaA, Preference Shares, NVS	3,600	374,243
Volkswagen AG, Preference Shares, NVS	2,250	428,493

		873,203

South Korea — 0.1%
Hyundai Motor Co., Series 2, Preference Shares, NVS	1,050	71,567
Samsung Electronics Co. Ltd., Preference Shares, NVS	7,500	264,623

		336,190

United Kingdom — 0.0%
Rolls Royce Holdings PLC, Preference Shares(a)	842,858	1,090

Total Preferred Stocks — 0.7% (Cost: $2,797,666)		3,084,540

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.00%(f)(g)(h)	2,773,083	2,774,469
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.74%(f)(g)	442,000	442,000

		3,216,469

Total Short-Term Investments — 0.7% (Cost: $3,215,645)		3,216,469

Total Investments in Securities — 100.4% (Cost: $407,813,753)		464,650,375

Other Assets, Less Liabilities — (0.4)%		(1,746,585)

Net Assets — 100.0%		$462,903,790

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI ACWI Low Carbon Target ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Shares Purchased		Shares Sold		Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	2,898,525	—		(125,442	)(a)	2,773,083	$277,469	$9,796	(b)	$376	$(377)
BlackRock Cash Funds: Treasury, SL Agency Shares	38,000	404,000	(a)	—		442,000	442,000	2,192		—	—
BlackRock Inc.	1,253	80		(128)		1,205	556,348	4,135		12,099	(19,529)

							$1,275,817	$16,123		$12,475	$(19,906)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI EAFE E-Mini	5	12/20/19	$490	$12,481
MSCI Emerging Markets E-Mini	3	12/20/19	156	2,381
S&P 500 E-Mini Index	4	12/20/19	607	7,373

				$22,235

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$458,095,593	$—	$253,773	$458,349,366
Preferred Stocks	3,084,540	—	—	3,084,540
Money Market Funds	3,216,469	—	—	3,216,469

	$464,396,602	$—	$253,773	$464,650,375

Derivative financial instruments(a)
Assets
Futures Contracts	$22,235	$—	$—	$22,235

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares